Long-Term Debt - Lynrock Lake Term Loan Narrative (Details)		3 Months Ended		6 Months Ended
	Feb. 26, 2025 USD ($) business_day $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Aug. 26, 2025 USD ($)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Long-term debt		$ 10,136,698		$ 10,136,698			$ 9,933,392
Unamortized debt issuance expense		10,028,399		10,028,399			$ 4,938,362
Lynrock Lake Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount	$ 10,100,000
Net cash proceeds thereof percentage	100.00%
Lynrock Lake Term Loan | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, face amount	$ 10,100,000
Lynrock Lake Term Loan | Lynrock Lake Warrant
Debt Instrument [Line Items]
Shares issued (in shares) | shares	20,333,623
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares	$ 1.20
Issuance of stock and warrants	$ 16,496,084
Debt instrument, debt default, amount	6,640,384
Debt issuance costs, net	$ 244,300
Long-term debt		71,601		71,601
Unamortized debt issuance expense		10,028,399		10,028,399
Interest payable		350,229		350,229
Interest expense		$ 328,550	$ 0	$ 421,830	$ 0
Lynrock Lake Term Loan | Lynrock Lake Warrant | Subsequent Event
Debt Instrument [Line Items]
Shares issued (in shares) | shares	20,333,623
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares	$ 1.20
Lynrock Lake Term Loan | Senior Loans
Debt Instrument [Line Items]
Debt instrument, face amount	$ 10,100,000
Debt instrument, interest rate, stated percentage	10.00%
Lynrock Lake Term Loan | Senior Loans | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, face amount	$ 10,100,000					$ 15,100,000
Debt instrument, interest rate, stated percentage	10.00%
Lynrock Lake Term Loan | Credit Agreement
Debt Instrument [Line Items]
Debt instrument, face amount	$ 250,000
Debt instrument, proposed prepayment business days | business_day	3
Prepayment premium, percentage	20.00%
Cash proceeds from any extraordinary receipt, amount	$ 250,000
Debt instrument, convertible, cash proceeds business days | business_day	5
Cash proceeds of such extraordinary receipt, percent	100.00%
Net cash proceeds equal exceeding amount	$ 250,000
Debt securities, available-for-sale	$ 250,000
Debt instrument, convertible, subsidiary shall prepay business days | business_day	5
Debt instrument, convertible, threshold business days | business_day	2
Debt instrument, convertible, after the end of each month business days | business_day	5
Aggregate amount of payments of accounts receivable actually received, percentage	15.00%